Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease (increase) in accounts receivables and current assets	$ 84	$ (162)	$ 36
Decrease (increase) in prepaid expenses	19	46	(73)
(Decrease) increase in trade payables and accrued liabilities	(82)	21	(15)
Total changes in working capital	$ 21	$ (95)	$ (52)